UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2011
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, April 21, 2011

Report Type (Check only one):
[ ]	13F Holdings Report
[ ]	13F Notice
[X]	13F Combination Report

List of other managers reporting for this manager:

1.	028-01190 Frank Russell Company

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		42
Form 13F Information Table Value Total:	        $714,497(x 1000)



List of Other Included Managers: None

No.	13F File Number	Name


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                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

AbitibiBowater Inc.      COM       3687209     175623.0   5,890,852  SH      			 5,890,852
Allegiant Travel Co.     COM     01748X102       8147.7     185,979  SH                            185,979
Amdocs Ltd.              COM     G02602103       7540.1     261,354  SH                            261,354
AT&T Inc.                COM     00206R102      22546.6     736,818  SH                            736,818
Avon Products Inc.       COM      54303102       6981.7     258,200  SH                            258,200
Baxter Intl Inc.  	 COM      71813109      15202.6     282,734  SH                            282,734
Best Buy Co. Inc.        COM      86516101      18400.7     640,692  SH                            640,692
Bristol-Myers Squibb Co. COM     110122108      13134.8     496,967  SH                            496,967
Cal-Maine Foods Inc.     COM     128030202       7848.7     266,059  SH                            266,059
Chevron Corp.            COM     166764100      10763.3     100,189  SH                            100,189
Complete Prod. Services  COM     20453E109       4091.7     128,630  SH                            128,630
Conagra Foods Inc.       COM     205887102      18701.7     787,441  SH                            787,441
ConocoPhillips           COM     20825C104      24156.4     302,484  SH                            302,484
CVS Caremark Corp.       COM     126650100      13053.7     380,354  SH                            380,354
Dell Inc.                COM     24702R101      17032.4   1,173,838  SH                          1,173,838
Diamond Offshore Dr.Inc  COM     25271C102      11434.5     147,162  SH                            147,162
Du Pont (E.I.) De Nem.   COM     263534109       7152.0     130,108  SH                            130,108
Ensco PLC - ADR          COM     29358Q109       9487.2     164,025  SH                            164,025
F.N.B. Corp.             COM     302520101      14313.0   1,357,966  SH                          1,357,966
GAP Inc.                 COM     364760108      17331.8     764,863  SH                            764,863
Garmin Ltd.              COM     H2906T109       7949.5     234,776  SH                            234,776
Hubbell Inc. Cl B        COM     443510201       4914.8      69,193  SH                             69,193
Intel Corp.              COM     458140100      20091.9     996,129  SH                            996,129
Investment Tech Group    COM     46145F105      17769.0     976,854  SH                            976,854
Johnson & Johnson        COM     478160104      13517.1     228,137  SH                            228,137
Kimberly-Clark Corp.     COM     494368103      17796.9     272,666  SH                            272,666
Kroger Co.               COM     501044101      13048.2     544,355  SH                            544,355
Medtronic Inc.           COM     585055106      22838.2     580,386  SH                            580,386
Microsoft Corp.          COM     594918104      23777.8     937,611  SH                            937,611
Molson Coors Br.Co. - B  COM     60871R209       9529.1     203,222  SH                            203,222
National Semicond. Corp. COM     637640103      19515.0   1,360,877  SH                          1,360,877
PNC Financial Serv.Grp   COM     693475105      14786.5     234,744  SH                            234,744
Portland Gen.Electric    COM     736508847       7096.3     298,539  SH                            298,539
PPL Corp.                COM     69351T106      14800.3     584,994  SH                            584,994
RadioShack Corp.         COM     750438103      13752.6     916,232  SH                            916,232
Reinsurance Grp of Amer. COM     759351604       7939.2     126,460  SH                            126,460
State Street Corp.       COM     857477103      10868.4     241,842  SH                            241,842
Teva Pharmaceutical-ADR  COM     881624209      16882.8     336,512  SH                            336,512
Tupperware Brands Corp.  COM     899896104      14397.0     241,116  SH                            241,116
Waste Management Inc.    COM     94106L109       4542.1     121,642  SH                            121,642
Wausau Paper Corp.       COM     943315101       4307.0     563,738  SH                            563,738
Wellpoint Inc.           COM     94973V107      11433.3     163,825  SH                            163,825




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